UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23210

STIRA ALCENTRA GLOBAL CREDIT FUND

(Exact name of registrant as specified in charter)

18100 Von Karman Avenue, Suite 500, Irvine, CA 92612

(Address of principal executive offices) (Zip code)

Christopher Hilbert

Chief Executive Officer

Stira Alcentra Global Credit Fund

18100 Von Karman Avenue, Suite 500

Irvine, CA 92612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 567-7264

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30bl-4 thereunder (17 CFR 270.30bl-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

Stira Alcentra Global Credit Fund did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STIRA ALCENTRA GLOBAL CREDIT FUND

By:	/s/ Christopher Hilbert
Christopher Hilbert Chief Executive Officer Date: August 29, 2018